Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income from continuing operations before income taxes and the income tax provision consisted of the following for the years ended December 31, 2016, 2015 and 2014 (in millions):

	Year Ended December 31,
	2016	2015	2014
Income from continuing operations before income taxes
Domestic	$1,043	$824	$623
Foreign	986	829	784
	$2,029	$1,653	$1,407
Income tax provision
Current tax expense:
Federal	$258	$250	$151
State	5	46	61
Foreign	203	170	169
	466	466	381
Deferred tax expense (benefit):
Federal	65	(7)	39
State	76	(40)	(20)
Foreign	(27)	(61)	2
	114	(108)	21
Total income tax expense	$580	$358	$402

Reconciliation of Statutory U.S. Federal Income Tax Rate to Effective Income Tax Rate
A reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Year Ended December 31,
	2016	2015	2014
Statutory federal income tax rate	35%	35%	35%
State and local income taxes, net of federal benefit	3	2	3
Foreign tax rate differential	(7)	(7)	(7)
Benefit to deferred tax asset and liabilities for foreign tax law change	(2)	(4)	—
Uncertain tax positions	—	(3)	1
Other	—	(1)	(3)
Total provision for income taxes	29%	22%	29%

Schedule Of Deferred Tax Assets And Liabilities
December 31, 2016 and 2015 (in millions):

	December 31,
	2016	2015
Deferred tax assets:
Deferred and stock-based compensation	$166	$160
Pension	89	100
Liability reserve	52	58
Tax credits	64	59
Loss carryforward	127	259
Deferred revenue	38	29
Other	47	67
Total	583	732
Valuation allowance	(122)	(72)
Total deferred tax assets, net of valuation allowance	461	660
Deferred tax liabilities:
Property and equipment	(113)	(82)
Acquired intangibles	(3,302)	(3,397)
Total deferred tax liabilities	(3,415)	(3,479)
Net deferred tax liabilities	$(2,954)	$(2,819)
Reported as:
Net non-current deferred tax assets	$4	$18
Net non-current deferred tax liabilities	(2,958)	(2,837)
Net deferred tax liabilities	$(2,954)	$(2,819)

Reconciliation of Deferred Income Tax Valuation Allowance
A reconciliation of the beginning and ending amount of deferred income tax valuation allowance is as follows for the years ended December 31, 2016, 2015 and 2014 (in millions):

	Year Ended December 31,
	2016	2015	2014
Beginning balance of deferred income tax valuation allowance	$72	$75	$95
Increases charged to income tax expense	28	1	—
Charges against goodwill	22	1	—
Decreases	—	(5)	(20)
Ending balance of deferred income tax valuation allowance	$122	$72	$75

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended December 31, 2016, 2015 and 2014 (in millions):

	Year Ended December 31,
	2016	2015	2014
Beginning balance of unrecognized tax benefits	$107	$145	$228
Additions related to acquisitions	22	7	—
Additions based on tax positions taken in current year	9	9	33
Additions based on tax positions taken in prior years	—	34	1
Reductions related to divestitures (Euronext IPO)	—	—	(104)
Reductions based on tax positions taken in prior years	(1)	(51)	(3)
Reductions resulting from statute of limitation lapses	(3)	(12)	(2)
Reductions related to settlements with taxing authorities	(22)	(25)	(8)
Ending balance of unrecognized tax benefits	$112	$107	$145

Open Tax Years and Examinations by Jurisdiction	The following table summarizes open tax years by major jurisdiction:

Jurisdiction	Open Tax Years
U.S. Federal	2012 - 2016
U.S. States	2007 - 2016
U.K.	2015 - 2016
Netherlands	2011 - 2016